Segment Information - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2019 Segment Customer	Mar. 31, 2018 Customer	Mar. 31, 2017 Customer
Segment Reporting Information [Line Items]
Number of operating segments | Segment	1
Number of major customers | Customer	3	3	3
Customer One [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Net sales to customers	12.10%	15.30%	19.30%
Customer Two [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Net sales to customers	11.00%	11.50%	14.20%
Customer Three [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Net sales to customers	9.20%	11.40%	10.30%